Average Annual Total Returns - Transamerica ClearTrack 2025	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	R6 Return After Taxes on Distributions 1 Year	R6 Return After Taxes on Distributions 5 Years	R6 Return After Taxes on Distributions Since Inception	R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R6 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R1 1 Year	R1 5 Years	R1 Since Inception	R1 Inception Date	R3 1 Year	R3 5 Years	R3 Since Inception	R3 Inception Date	Dow Jones Target 2025 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Target 2025 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Target 2025 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(6.02%)	4.97%	3.64%	Mar. 02, 2015	(6.78%)	3.96%	2.75%	(3.30%)	3.67%	2.64%	(6.62%)	4.30%	2.99%	Mar. 02, 2015	(6.34%)		1.88%	Mar. 01, 2019	9.62%	7.66%	5.94%